Concentrations (Details Narrative)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Five Unrelated Suppliers [Member]
Concentration of risk percentage	62.00%	97.00%	89.00%
Minimum [Member] | Supplier One [Member]
Concentration of risk percentage	10.00%	10.00%	10.00%
Minimum [Member] | Supplier Two [Member]
Concentration of risk percentage	10.00%	10.00%	10.00%
Minimum [Member] | Supplier Three [Member]
Concentration of risk percentage	10.00%
Sales Revenue, Net [Member] | No Customer [Member]
Concentration of risk percentage	10.00%	10.00%
Sales Revenue, Net [Member] | No Customer [Member] | Minimum [Member]
Concentration of risk percentage		10.00%
Sales Revenue, Net [Member] | One Customer [Member]
Concentration of risk percentage			10.00%
Sales Revenue, Net [Member] | Top Five Customers [Member]
Concentration of risk percentage	25.00%	24.00%	23.00%
Accounts Receivable [Member] | No Customer [Member] | Minimum [Member]
Concentration of risk percentage	10.00%
Accounts Receivable [Member] | Top Five Customers [Member]
Concentration of risk percentage	25.00%	20.00%